Reserves - Summary of Statutory Reserves (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of reserves within equity [line items]
Beginning balance	¥ 381,724
Ending balance	443,949	$ 61,885	¥ 381,724
Statutory general reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	356,018	49,628	310,029
Transfer from retained earnings	62,225	8,674	45,989
Ending balance	418,243	58,302	356,018
General surplus reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	25,706	3,583	25,706
Ending balance	25,706	3,583	25,706
Capital reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	(18,236)	(2,542)	(4,196)
Issuance of put option to non-controlling interest of subsidiary	0	0	(14,040)
Ending balance	¥ (18,236)	$ (2,542)	¥ (18,236)